Related Party Transactions - Coronado Midstream (Details) (USD $) In Thousands, unless otherwise specified	0 Months Ended	3 Months Ended				6 Months Ended		12 Months Ended
	May 01, 2009	Jun. 30, 2014	Mar. 31, 2014	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction
Natural gas revenue from related party		$ 4,089	$ 2,327	$ 1,043	$ 683	$ 6,416	$ 1,726	$ 4,696	$ 3,040	$ 1,604
Coronado Midstream
Related Party Transaction
Initial term of the additional shared services agreement	10 years		10 years			10 years
Agreement termination, written notice period	30 days		30 days			30 days
Natural gas revenue from related party		6,505	3,907	1,723	1,095	10,412	2,818	7,230	4,050	2,190
Amount owed from related party from the sale of gas, gas products and residue gas		$ 3,310	$ 2,285			$ 3,310		$ 1,303	$ 6
Coronado Midstream | Coronado Midstream Plant
Related Party Transaction
Percent of natural gas revenue from related party		87.00%	87.00%			87.00%		87.00%
Coronado Midstream | Chevron Headlee Plant
Related Party Transaction
Percent of natural gas revenue from related party		94.56%	94.56%			94.56%		94.56%